Income and other taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income and other taxes	Income and other taxes:
a) Income tax (expense) recovery:

For the years ended December 31	2023	2022
Current tax (expense) recovery:
Current period before undernoted items	$(64,679)	$(127,254)
Adjustments to prior years including resolution for certain outstanding audits	14,755	(324)
	(49,924)	(127,578)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	46,982	9,589
Adjustments to prior years including resolution for certain outstanding audits	6,904	(400)
Changes in tax rates	(5,828)	(23)
Impact of foreign exchange and other	377	(1,447)
	48,435	7,719
Total income tax expense	$(1,489)	$(119,859)

b) Reconciliation of the effective tax rate:
The Company operates in several tax jurisdictions and therefore its income is subject to various rates of taxation. Income tax expense differs from the amounts that would be obtained by applying the Canadian statutory income tax rate to net income before income taxes as follows:

For the years ended December 31	2023	2022
Income before income taxes	$285,611	$582,147
Deduct earnings of associate	(99,466)	(76,938)
	186,145	505,209
Canadian statutory tax rate	24.5%	24.5%
Income tax expense calculated at Canadian statutory tax rate	(45,606)	(123,776)
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	27,260	1,346
Utilization of unrecognized loss carryforwards and temporary differences	7,381	7,077
Impact of tax rate changes	(5,828)	(23)
Impact of foreign exchange	5,287	3,783
Other business taxes	(13,943)	(11,065)
Impact of items not taxable for tax purposes	2,373	3,624
Adjustments to prior years including resolution for certain outstanding audits	21,658	(724)
Other	(71)	(101)
Total income tax expense	$(1,489)	$(119,859)
c) Net deferred income tax assets and liabilities:
(i) The tax effect of temporary differences that give rise to deferred income tax liabilities and deferred income tax assets is as follows:

As at		Dec 31, 2023			Dec 31, 2022
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Property, plant and equipment (owned)	$(363,644)	$(189,646)	$(173,998)	$(403,505)	$(230,756)	$(172,749)
Right-of-use assets	(35,883)	(28,299)	(7,584)	(33,477)	(26,486)	(6,991)
Repatriation taxes	(109,186)	(7)	(109,179)	(106,989)	—	(106,989)
Other	(31,630)	(9,259)	(22,371)	(78,305)	(60,850)	(17,455)
	(540,343)	(227,212)	(313,131)	(622,276)	(318,092)	(304,184)
Non-capital loss carryforwards	358,774	321,602	37,172	353,986	322,608	31,378
Lease obligations	48,633	37,854	10,779	46,438	35,957	10,481
Share-based compensation	16,391	651	15,740	17,068	2,096	14,972
Other	50,955	19,355	31,600	24,141	3,784	20,357
	474,753	379,462	95,291	441,633	364,445	77,188
Net deferred income tax assets (liabilities)	$(65,590)	$152,250	$(217,840)	$(180,643)	$46,353	$(226,996)
As at December 31, 2023, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in the United States. These loss carryforwards expire as follows:

	Dec 31 2023
	Gross amount	Tax effect
Expire
Losses generated in 2015 (expires 2035)	$282,437	$62,136
Losses generated in 2016 (expires 2036)	432,581	95,168
Losses generated in 2017 (expires 2037)	234,941	51,687
	949,959	208,991
No expiry
Losses generated in 2019	255,244	56,154
Losses generated in 2020	121,321	26,691
Losses generated in 2023	29,235	6,432
Total non-capital loss carryforwards	$1,355,760	$298,267

Losses generated in the United States on or after January 1, 2018 may be carried forward indefinitely against future taxable income. Tax losses generated before December 31, 2017 may be carried forward for a 20 year period.
As at December 31, 2023 the Company had $201 million (2022 - $231 million) of deductible temporary differences in the United States that have not been recognized.
As at December 31, 2023, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in Trinidad. The loss carryforwards total $82 million (2022 - $70 million), which result in a deferred income tax asset of $29 million (2022 - $24 million). The losses generated in Trinidad may be carried forward indefinitely against future taxable income.
As at December 31, 2023, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in New Zealand. The loss carryforwards total $25 million (2022 - $7 million), which result in a deferred income tax asset of $7 million (2022 - $2 million). The losses generated in New Zealand may be carried forward indefinitely against future taxable income.
As at December 31, 2023, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in Canada. The loss carryforwards total $123 million (2022 - $121 million), which result in a deferred income tax asset of $30 million (2022 - $30 million). The losses were generated in 2020 and can be carried forward 20 years against future taxable income.
(ii) Analysis of the change in deferred income tax assets and liabilities:

		2023			2022
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Balance, January 1	$(180,643)	$46,353	$(226,996)	$(114,536)	$98,169	$(212,705)
Deferred income tax recovery (expense) included in net income	48,435	40,159	8,276	7,719	22,578	(14,859)
Deferred income tax recovery (expense) included in other comprehensive income	66,636	65,738	898	(72,440)	(74,394)	1,954
Other	(17)	—	(17)	(1,386)	—	(1,386)
Balance, December 31	$(65,590)	$152,250	$(217,840)	$(180,643)	$46,353	$(226,996)

International Tax Reform — Pillar Two Rules
Pillar Two rules were published by the Organization for Economic Co-operation and Development and establish a global minimum fifteen percent top-up tax regime. Under currently proposed legislation, Pillar Two rules are expected to be implemented in Canada and be effective for tax years beginning January 1, 2024. The Company is in scope of the proposed legislation and has performed a preliminary assessment of the potential exposure to to-up taxes that would apply based on our historical financial results in the jurisdictions in which we operate. Based on the assessment, we do not expect to have a material exposure to Pillar Two top-up taxes.